Schedule of principal subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
BeLive BVI [member]
IfrsStatementLineItems [Line Items]
Principal activities	Investment holding
Country of business/incorporation	British Virgin Islands
BeLive SG [member]
IfrsStatementLineItems [Line Items]
Principal activities	Development of other software and programming activities and providing consultancy service
Country of business/incorporation	Singapore
BeLive Vietnam [member]
IfrsStatementLineItems [Line Items]
Principal activities	Computer programming, computer consultancy and system administration
Country of business/incorporation	Vietnam
BeLive New Media [member]
IfrsStatementLineItems [Line Items]
Principal activities	Creative agency dealing in content production and campaign marketing
Country of business/incorporation	British Virgin Islands
BeLive AI Studio Pte. Limited [member]
IfrsStatementLineItems [Line Items]
Principal activities	Creative agency dealing in content production and campaign marketing
Country of business/incorporation	Singapore